PROPERTY, PLANT AND EQUIPMENT, NET (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, plant and equipment
Property, plant and equipment	¥ 597,549,819		¥ 306,096,063
Less: Accumulated depreciation	(200,333,908)		(107,051,002)
Property, plant and equipment, net	397,215,911	$ 62,331,844	199,045,061
Furniture
Property, plant and equipment
Property, plant and equipment	301,967,565		114,908,548
Building
Property, plant and equipment
Property, plant and equipment	138,365,906		67,701,045
Machinery and equipment
Property, plant and equipment
Property, plant and equipment	113,720,676		74,774,435
Office and electronic equipment
Property, plant and equipment
Property, plant and equipment	29,067,529		39,607,366
Leasehold improvements
Property, plant and equipment
Property, plant and equipment	10,753,230		7,556,301
Motor vehicles
Property, plant and equipment
Property, plant and equipment	¥ 3,674,913		¥ 1,548,368